Associates and joint arrangements - Summary of Investments (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Investment in associates and joint arrangements
Investment in joint ventures	€ 6,342	€ 8,203
Investment in associates	550	1,829
Total investment in joint ventures and associates	6,892	10,032	€ 11,079
Share of net liabilities in joint ventures	(96)	0
Contingent liabilities incurred in relation to interests in joint ventures	€ (96)	€ 0